Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	85,841.9
Total Transaction Valuation	621,592,346
Total Offset Amount	85,841.9
Net Fee	$ 0